FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest rate risk (Details) - Interest rate risk - Convertible notes $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Interest rate risk
Increase in interest rate (percent)	1.00%	1.00%
Increase in net financial expense	$ 681	$ 515	$ 695	$ 513
SOFR
Interest rate risk
Interest rate (in percent)	5.00%	5.00%
Interest rate, spread	7.00%	7.00%